Consolidated Statements of Changes in Equity		Share capital HKD ($)	Share capital USD ($)	Accumulated losses HKD ($)	Accumulated losses USD ($)	Reserves HKD ($) [2]	Reserves USD ($) [2]	HKD ($)	USD ($)
Balance (in Dollars)	[1]	$ 9,750		$ (22,759,971)		$ 405,388		$ (22,344,833)
Balance at Nov. 30, 2023	[1]	9,750		(22,759,971)		405,388		(22,344,833)
Profit (loss) for the year				7,079,243				7,079,243
Exchange differences on foreign currency translations						(47,378)		(47,378)
Balance at Dec. 31, 2023		9,750		(15,680,728)		358,010		(15,312,968)
Balance (in Dollars)		9,750		(15,680,728)		358,010		(15,312,968)
Profit (loss) for the year				(18,074,094)				(18,074,094)
Exchange differences on foreign currency translations						48,424		48,424
Issuance of Class A ordinary shares for debt conversion		466				18,652,649		18,653,115
Issuance of Class A ordinary shares for initial public offering, net of offering expenses		1,113				31,279,379		31,280,492
Underwriters’ exercise of over-allotment option		78				3,112,590		3,112,668
Issuance of Class A ordinary shares for commitment fee		50				1,559,950		1,560,000
Balance at Dec. 31, 2024		11,457		(33,754,822)		55,011,002		21,267,637
Balance (in Dollars)		11,457		(33,754,822)		55,011,002		21,267,637
Profit (loss) for the year				(23,496,020)				(23,496,020)	$ (3,018,773)
Exchange differences on foreign currency translations						(118)		(118)	(16)
Issuance of Class A ordinary shares for conversion of promissory notes		1,341				19,485,882		19,487,223
Issuance of Class A ordinary shares pursuant to the SEPA, net of transaction costs		2,416				4,387,575		4,389,991
Issuance of Class A ordinary shares for advisory fee		39				116,961		117,000
Issuance of Class A ordinary shares under private placement		1,248				3,143,712		3,144,960
Balance at Dec. 31, 2025		16,501	$ 2,120	(57,250,842)	$ (7,355,600)	82,145,014	$ 10,554,008	24,910,673	3,200,528
Balance (in Dollars)		$ 16,501	$ 2,120	$ (57,250,842)	$ (7,355,600)	$ 82,145,014	$ 10,554,008	$ 24,910,673	$ 3,200,528

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.
[2]	Reserves consist of foreign currency translation reserve and share premium.